Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Adicet Bio, Inc.
Entity Central Index Key	0001720580
Entity Emerging Growth Company	false
Entity File Number	001-38359
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3305277
Entity Address, Address Line One	131 Dartmouth Street, Floor 3
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	650
Local Phone Number	503-9095
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ACET
Security Exchange Name	NASDAQ